Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Morgan Stanley & Co. LLC

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

1585 Broadway

New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of VRTX Trust 2025-HQ, Commercial Mortgage Pass-Through Certificates, Series 2025-HQ. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Bank of Montreal, BMO Capital Markets Corp., Goldman Sachs Mortgage Company, Goldman Sachs & Co. LLC, JPMorgan Chase Bank, National Association and J.P. Morgan Securities LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 28, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From June 16, 2025 through July 28, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix

Member of Deloitte Touche Tohmatsu Limited

2

A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 28, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Underwritten Rent Roll
14	Total Property Occupancy Rate	Underwritten Rent Roll
15	Occupancy As of Date	Underwritten Rent Roll
16	Whole Loan Original Balance	Refer to calculation procedures
17	Whole Loan Cut-off Date Balance	Refer to calculation procedures
18	Whole Loan Per SF	Refer to calculation procedures
19	Mortgage Loan Original Balance	None - Company Provided
20	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
21	Companion Loan Original Balance	None - Company Provided
22	Companion Loan Cut-off Date Balance	Refer to calculation procedures
23	Loan Purpose	None - Company Provided
24	Borrower	Loan Agreement
25	Sponsor	Loan Agreement
26	Carve-Out Guarantor(s)	None - Company Provided
27	Non-Consolidation Opinion	None - Company Provided
28	Independent Director	Loan Agreement
29	SPE	Loan Agreement
30	Title Type	None - Company Provided
31	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
32	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
33	Whole Loan Monthly IO Payment	Refer to calculation procedures
34	Whole Loan Annual IO Debt Service	Refer to calculation procedures
35	Monthly P&I Payment	Not applicable
36	Annual P&I Debt Service	Not applicable
37	Interest Accrual Method	Loan Agreement
38	Interest Accrual Start	Loan Agreement
39	Interest Accrual End	Loan Agreement

	Characteristic	Source Document
40	Grace Period (Late Fee)	Loan Agreement
41	Grace Period (Default)	Loan Agreement
42	IO Term (mos)	Refer to calculation procedures
43	Original Amortization Term	Loan Agreement
44	Amortization Type	Loan Agreement
45	Origination Date	None - Company Provided
46	First Payment Date	None - Company Provided
47	Interest Rate	None - Company Provided
48	Administrative Fee Rate	None - Company Provided
49	Net Interest Rate	Refer to calculation procedures
50	Original Loan Term (mos)	Refer to calculation procedures
51	Remaining Loan Term (mos)	Refer to calculation procedures
52	Seasoning	Refer to calculation procedures
53	Maturity Date	None - Company Provided
54	Whole Loan Balloon Balance	Refer to calculation procedures
55	Mortgage Loan Balloon Balance	Refer to calculation procedures
56	Companion Loan Balloon Balance	Refer to calculation procedures
57	Lockout Expiration Date	Loan Agreement
58	Open Period Begin Date	Loan Agreement
59	Prepay Description	Loan Agreement
60	Appraisal Date	Appraisal Report
61	Appraisal Value	Appraisal Report
62	Cut-off Date LTV	Refer to calculation procedures
63	Maturity Date LTV	Refer to calculation procedures
64	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
65	Fourth Most Recent NOI	Underwritten Financial Summary Report
66	Third Most Recent NOI Date	Underwritten Financial Summary Report
67	Third Most Recent NOI	Underwritten Financial Summary Report
68	Second Most Recent NOI Date	Underwritten Financial Summary Report
69	Second Most Recent NOI	Underwritten Financial Summary Report
70	Most Recent NOI Date	Underwritten Financial Summary Report
71	Most Recent Description	Underwritten Financial Summary Report
72	Most Recent Revenue	Underwritten Financial Summary Report
73	Most Recent Expenses	Underwritten Financial Summary Report
74	Most Recent NOI	Underwritten Financial Summary Report
75	Most Recent NCF	Underwritten Financial Summary Report
76	Underwritten Base Rent	Underwritten Financial Summary Report
77	Underwritten Effective Gross Income	Underwritten Financial Summary Report
78	Underwritten Expenses	Underwritten Financial Summary Report
79	Underwritten NOI	Underwritten Financial Summary Report

	Characteristic	Source Document
80	Underwritten IO NOI DSCR	Refer to calculation procedures
81	Underwritten P&I NOI DSCR	Not applicable
82	Underwritten NOI Debt Yield	Refer to calculation procedures
83	Underwritten Replacement Reserve	Underwritten Financial Summary Report
84	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
85	Underwritten NCF	Underwritten Financial Summary Report
86	Underwritten IO NCF DSCR	Refer to calculation procedures
87	Underwritten P&I NCF DSCR	Not applicable
88	Underwritten NCF Debt Yield	Refer to calculation procedures
89	Major Tenant 1	Underwritten Rent Roll
90	Major Tenant 1 UW Base Rent	Underwritten Rent Roll
91	Major Tenant 1 % UW Base Rent	Refer to calculation procedures
92	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
93	Major Tenant 1 Expiration	Underwritten Rent Roll
94	Major Tenant 2	Underwritten Rent Roll
95	Major Tenant 2 UW Base Rent	Underwritten Rent Roll
96	Major Tenant 2 % UW Base Rent	Refer to calculation procedures
97	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
98	Major Tenant 2 Expiration	Underwritten Rent Roll
99	Major Tenant 3	Underwritten Rent Roll
100	Major Tenant 3 UW Base Rent	Underwritten Rent Roll
101	Major Tenant 3 % UW Base Rent	Refer to calculation procedures
102	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
103	Major Tenant 3 Expiration	Underwritten Rent Roll
104	Major Tenant 4	Underwritten Rent Roll
105	Major Tenant 4 UW Base Rent	Underwritten Rent Roll
106	Major Tenant 4 % UW Base Rent	Refer to calculation procedures
107	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
108	Major Tenant 4 Expiration	Underwritten Rent Roll
109	Major Tenant 5	Underwritten Rent Roll
110	Major Tenant 5 UW Base Rent	Underwritten Rent Roll
111	Major Tenant 5 % UW Base Rent	Refer to calculation procedures
112	Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
113	Major Tenant 5 Expiration	Underwritten Rent Roll
114	Lockbox	Loan Agreement
115	Cash Management	Loan Agreement
116	Cash Management Springing Condition	Loan Agreement
117	Engineering Report Date	Engineering Report
118	Environmental Phase I Report Date	Phase I Report
119	Environmental Phase II Report Date	Not applicable

	Characteristic	Source Document
120	Seismic Report Date	Not applicable
121	Seismic PML	Not applicable
122	Terrorism Insurance	Insurance Risk Analysis
123	Windstorm Insurance	Insurance Risk Analysis
124	Earthquake Insurance	Insurance Risk Analysis
125	Flood Insurance	Insurance Risk Analysis
126	Ground Lease Expiration Date	Not applicable
127	Ground Lessor	Not applicable
128	Additional Financing	Loan Agreement
129	In Place/Future	Loan Agreement
130	Additional Financing Type	Loan Agreement
131	Additional Financing Original Balance	Not applicable
132	Additional Financing Cut-off Date Balance	Not applicable
133	Additional Financing Cumulative Loan Per SF	Not applicable
134	Additional Financing Cumulative LTV	Not applicable
135	Additional Financing Lender	Not applicable
136	Additional Financing Interest Rate	Not applicable
137	Additional Financing Interest Accrual Method	Not applicable
138	Additional Financing Amortization Type	Not applicable
139	Additional Financing Origination Date	Not applicable
140	Additional Financing Monthly IO Payment	Not applicable
141	Additional Financing Annual IO Payment	Not applicable
142	Additional Financing Monthly P&I Payment	Not applicable
143	Additional Financing Annual P&I Payment	Not applicable
144	Additional Financing Cumulative IO DSCR on NCF	Not applicable
145	Additional Financing Cumulative P&I DSCR on NCF	Not applicable
146	Additional Financing Cumulative Debt Yield on NOI	Not applicable
147	Additional Financing Cumulative Debt Yield on NCF	Not applicable
148	Real Estate Tax Escrow - Initial	Loan Agreement
149	Real Estate Tax Escrow - Ongoing	Loan Agreement
150	Real Estate Tax Escrow - Springing Condition	Loan Agreement
151	Insurance Escrow - Initial	Loan Agreement
152	Insurance Escrow - Ongoing	Loan Agreement
153	Insurance Escrow - Springing Condition	Loan Agreement
154	Replacement Reserve Escrow - Initial	Not applicable
155	Replacement Reserve Escrow - Ongoing	Not applicable
156	Replacement Reserve Escrow - Springing Condition	Not applicable

	Characteristic	Source Document
157	Immediate Repairs Escrow - Initial	Loan Agreement
158	Immediate Repairs Escrow - Ongoing	Loan Agreement
159	Rollover Escrow - Initial	Not applicable
160	Rollover Escrow - Ongoing	Not applicable
161	Rollover Reserve Escrow - Springing Condition	Not applicable
162	Other Escrow Required	Loan Agreement
163	Other Escrow Description	Loan Agreement
164	Other Escrow Initial	None - Company Provided
165	Other Escrow - Ongoing	Loan Agreement
166	Other Escrow - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 16, we recomputed the Whole Loan Original Balance as the sum of the (i) Mortgage Loan Original Balance and (ii) Companion Loan Original Balance.

With respect to Characteristic 17, we recomputed the Whole Loan Cut-off Date Balance as the sum of the (i) Mortgage Loan Cut-off Date Balance and (ii) Companion Loan Cut-off Date Balance.

With respect to Characteristic 18, we recomputed the Whole Loan Per SF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 20, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 22, we recomputed the Companion Loan Cut-off Date Balance as being equal to the Companion Loan Original Balance.

With respect to Characteristic 31, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 32, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 33, we recomputed the Whole Loan Monthly IO Payment by dividing (i) the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 34, we recomputed the Whole Loan Annual IO Debt Service as the product of (a) the Whole Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 42, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 49, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 50, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 51, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 52, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of August 1, 2025 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 54, we recomputed the Whole Loan Balloon Balance as being equal to the Whole Loan Original Balance.

With respect to Characteristic 55, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 56, we recomputed the Companion Loan Balloon Balance as being equal to the Companion Loan Original Balance.

With respect to Characteristic 62, we recomputed the Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 63, we recomputed the Maturity Date LTV by dividing the (i) Whole Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 80, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 82, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 86, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 88, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 91, we recomputed the Major Tenant 1 % UW Base Rent by dividing the (i) Major Tenant 1 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 96, we recomputed the Major Tenant 2 % UW Base Rent by dividing the (i) Major Tenant 2 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 101, we recomputed the Major Tenant 3 % UW Base Rent by dividing the (i) Major Tenant 3 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 106, we recomputed the Major Tenant 4 % UW Base Rent by dividing the (i) Major Tenant 4 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 111, we recomputed the Major Tenant 5 % UW Base Rent by dividing the (i) Major Tenant 5 UW Base Rent by (ii) Underwritten Base Rent.